Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
January 31, 2023
EMF-NPRT1-0423
1.813065.118
Common Stocks - 97.5%
	Shares	Value ($)
Australia - 1.0%
Lynas Rare Earths Ltd. (a)	10,010,347	67,010,604
Brazil - 1.5%
Localiza Rent a Car SA	6,066,345	70,757,892
Localiza Rent a Car SA	21,092	175,549
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,630,384	33,496,092
TOTAL BRAZIL		104,429,533
Canada - 0.6%
First Quantum Minerals Ltd.	1,829,600	42,448,425
Cayman Islands - 23.5%
Alibaba Group Holding Ltd. (a)	12,402,932	170,523,807
Bilibili, Inc. ADR (a)(b)	1,837,600	45,940,000
Chailease Holding Co. Ltd.	7,177,812	54,046,194
Hansoh Pharmaceutical Group Co. Ltd. (c)	31,570,000	64,614,688
JD.com, Inc. Class A	3,480,947	103,361,067
Meituan Class B (a)(c)	7,791,310	174,181,581
NetEase, Inc. ADR	465,100	41,212,511
PagSeguro Digital Ltd. (a)	1,068,399	10,780,146
Pinduoduo, Inc. ADR (a)	2,185,700	214,154,886
Sea Ltd. ADR (a)	440,400	28,383,780
Silergy Corp.	3,376,000	68,640,330
Tencent Holdings Ltd.	9,560,100	465,853,343
Wuxi Biologics (Cayman), Inc. (a)(c)	10,393,500	86,789,967
XP, Inc. Class A (a)(b)	2,927,700	52,171,614
Zai Lab Ltd. ADR (a)	1,279,200	53,905,488
TOTAL CAYMAN ISLANDS		1,634,559,402
China - 8.2%
Bank of Chengdu Co. Ltd. (A Shares)	14,508,444	31,277,720
Huali Industrial Group Co. Ltd. (A Shares)	3,864,963	36,191,707
Kweichow Moutai Co. Ltd. (A Shares)	656,033	179,925,899
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	6,044,599	29,295,316
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,450,554	121,197,172
Sinopharm Group Co. Ltd. (H Shares)	21,595,699	52,930,888
Wuliangye Yibin Co. Ltd. (A Shares)	3,720,334	115,803,897
TOTAL CHINA		566,622,599
France - 3.0%
Gaztransport et Technigaz SA	229,041	25,273,695
Hermes International SCA	41,119	76,642,472
LVMH Moet Hennessy Louis Vuitton SE	66,999	58,488,482
Sartorius Stedim Biotech	128,400	44,515,270
TOTAL FRANCE		204,919,919
Hong Kong - 3.9%
AIA Group Ltd.	8,823,000	99,767,379
Chervon Holdings Ltd.	9,818,396	49,296,945
Hong Kong Exchanges and Clearing Ltd.	1,493,574	67,177,360
Techtronic Industries Co. Ltd.	4,269,000	55,035,020
TOTAL HONG KONG		271,276,704
Hungary - 0.7%
Richter Gedeon PLC	2,267,800	51,117,738
India - 15.0%
360 ONE WAM Ltd.	992,114	22,247,805
HDFC Bank Ltd. (a)	5,319,694	104,906,849
HDFC Standard Life Insurance Co. Ltd. (c)	6,377,300	45,289,976
Housing Development Finance Corp. Ltd.	4,846,446	156,350,487
Kotak Mahindra Bank Ltd.	4,533,348	96,453,376
Larsen & Toubro Ltd.	3,790,300	98,880,316
Petronet LNG Ltd.	16,737,200	44,648,393
Power Grid Corp. of India Ltd.	39,363,100	104,681,660
Reliance Industries Ltd.	6,512,018	188,254,096
Restaurant Brands Asia Ltd. (a)(d)	25,702,456	34,862,159
Tata Consultancy Services Ltd.	1,890,800	78,206,118
Ultratech Cement Ltd.	808,600	70,339,992
TOTAL INDIA		1,045,121,227
Indonesia - 2.2%
PT Bank Central Asia Tbk	266,039,370	150,979,770
Japan - 0.6%
Hoya Corp.	356,400	39,193,999
Kazakhstan - 0.6%
Kaspi.KZ JSC GDR (Reg. S)	592,200	43,408,260
Kenya - 0.8%
Safaricom Ltd.	309,598,500	58,189,598
Korea (South) - 5.4%
Kakao Corp.	1,139,950	57,311,974
Samsung Electronics Co. Ltd.	6,423,767	319,579,006
TOTAL KOREA (SOUTH)		376,890,980
Luxembourg - 1.1%
Globant SA (a)	461,000	74,764,980
Mexico - 3.3%
Banco del Bajio SA (c)	24,611,475	99,109,856
Becle S.A.B. de CV	23,056,794	55,736,452
Grupo Aeroportuario Norte S.A.B. de CV	8,501,487	77,522,654
TOTAL MEXICO		232,368,962
Netherlands - 3.9%
ASML Holding NV (Netherlands)	190,600	126,110,016
BE Semiconductor Industries NV	920,800	65,348,395
Ferrari NV	293,700	73,809,747
Yandex NV Series A (a)(e)	1,084,187	3,718,588
TOTAL NETHERLANDS		268,986,746
Russia - 0.0%
LUKOIL PJSC sponsored ADR (e)	802,595	227,046
Sberbank of Russia (a)(e)	25,741,060	209,745
TOTAL RUSSIA		436,791
Saudi Arabia - 4.8%
Al Rajhi Bank	6,100,220	133,284,849
Arabian Internet and Communications Services Co. Ltd.	704,700	47,543,309
Dr Sulaiman Al Habib Medical Services Group Co.	817,400	50,964,988
Sabic Agriculture-Nutrients Co.	1,406,700	51,350,360
Saudi Arabian Oil Co. (c)	5,939,100	52,143,177
TOTAL SAUDI ARABIA		335,286,683
South Africa - 0.7%
Clicks Group Ltd. (b)	3,364,183	51,309,591
Sweden - 0.3%
VEF AB (a)(d)	81,129,072	17,191,518
Taiwan - 12.0%
ASPEED Tech, Inc.	895,000	63,327,673
E.SUN Financial Holdings Co. Ltd.	48,290,251	39,517,322
eMemory Technology, Inc.	1,535,000	84,088,798
Taiwan Semiconductor Manufacturing Co. Ltd.	33,740,000	594,887,800
Voltronic Power Technology Corp.	963,868	48,733,647
TOTAL TAIWAN		830,555,240
United States of America - 4.4%
Adobe, Inc. (a)	101,778	37,692,465
Dlocal Ltd. (a)(b)	2,642,072	43,831,974
Lattice Semiconductor Corp. (a)	566,900	42,965,351
NVIDIA Corp.	855,808	167,199,209
TaskUs, Inc. (a)	857,570	15,993,681
TOTAL UNITED STATES OF AMERICA		307,682,680
TOTAL COMMON STOCKS (Cost $5,632,450,266)		6,774,751,949

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.3%
Creditas Financial Solutions Ltd. Series F (e)(f)	64,604	17,767,392
China - 0.2%
ByteDance Ltd. Series E1 (a)(e)(f)	85,253	16,873,274
TOTAL CONVERTIBLE PREFERRED STOCKS		34,640,666
Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.4%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,401,900	27,862,040
China - 0.2%
ZKH Group Ltd. Series F (e)	37,926,244	17,825,335
TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,687,375
TOTAL PREFERRED STOCKS (Cost $89,807,671)		80,328,041

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	101,420,013	101,440,297
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	127,404,760	127,417,500
TOTAL MONEY MARKET FUNDS (Cost $228,857,797)		228,857,797

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,951,115,734)	7,083,937,787
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(133,801,399)
NET ASSETS - 100.0%	6,950,136,388

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $522,129,245 or 7.5% of net assets.

(d)	Affiliated company
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,640,666 or 0.5% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd. Series F	1/28/22	20,349,123

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	67,633,060	402,600,356	368,793,119	775,057	-	-	101,440,297	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	93,754,025	284,353,902	250,690,427	150,744	-	-	127,417,500	0.4%
Total	161,387,085	686,954,258	619,483,546	925,801	-	-	228,857,797

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Restaurant Brands Asia Ltd.	38,433,791	-	645,684	-	(345,077)	(2,580,871)	34,862,159
VEF AB	18,957,451	-	-	-	-	(1,765,933)	17,191,518
Total	57,391,242	-	645,684	-	(345,077)	(4,346,804)	52,053,677

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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